Pensions and other post-retirement benefits - Amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Included within operating costs
Administration costs	£ 20	£ 18	£ 16
Defined benefit plan costs:
Current service cost	223	175	178
Past service cost – augmentations	1	0	0
Past service cost/(credit) – redundancies	1	(1)	0
Special termination benefit cost – redundancies	9	5	2
Total included within payroll costs	234	179	180
Included within finance income and costs
Net interest (income)/cost	(2)	38	23
Total included in income statement	252	235	219
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	2,481	1,408	(724)
Exchange adjustments	7	186	(97)
Total included in the statement of other comprehensive income	2,488	1,594	(821)
Discontinued operations
Included within operating costs
Administration costs	4	3	4
Defined benefit plan costs:
Total included within payroll costs	10	10	10
Included within finance income and costs
Net interest (income)/cost	(2)	(13)	(11)
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	309	(250)	58
Pensions | UK
Included within operating costs
Administration costs	11	9	9
Defined benefit plan costs:
Current service cost	83	28	33
Past service cost – augmentations	1	0	0
Past service cost/(credit) – redundancies	1	(1)	0
Special termination benefit cost – redundancies	9	5	2
Total included within payroll costs	94	32	35
Included within finance income and costs
Net interest (income)/cost	(7)	(38)	(31)
Total included in income statement	98	3	13
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	1,577	(622)	143
Exchange adjustments	0	0	0
Total included in the statement of other comprehensive income	1,577	(622)	143
Actuarial loss arising from buy-in arrangement		100
Pensions | US
Included within operating costs
Administration costs	7	7	6
Defined benefit plan costs:
Current service cost	101	104	100
Past service cost – augmentations	0	0	0
Past service cost/(credit) – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Total included within payroll costs	101	104	100
Included within finance income and costs
Net interest (income)/cost	0	35	21
Total included in income statement	108	146	127
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	532	1,017	(588)
Exchange adjustments	11	83	(42)
Total included in the statement of other comprehensive income	543	1,100	(630)
Other post-retirement benefits | US
Included within operating costs
Administration costs	2	2	1
Defined benefit plan costs:
Current service cost	39	43	45
Past service cost – augmentations	0	0	0
Past service cost/(credit) – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Total included within payroll costs	39	43	45
Included within finance income and costs
Net interest (income)/cost	5	41	33
Total included in income statement	46	86	79
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	372	1,013	(279)
Exchange adjustments	(4)	103	(55)
Total included in the statement of other comprehensive income	£ 368	£ 1,116	£ (334)